Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Principal accounting policies
Schedule of movement in allowance for credit losses

	Accounts receivable		Loans and interest receivable
	(Note)
	For the years ended		For the years ended
	December 31,		December 31,
	2021	2022	2021	2022
Balance at the beginning of year	11,749	22,786	—	289
Provision for the year	12,424	18,542	289	3,661
Accounts receivable written off	(1,669)	(1,978)	—	—
Exchange differences	282	(2,135)	—	93
Balance at the end of year	22,786	37,215	289	4,043

Schedule of investments

	As of December 31,
	2021	2022
Short-term investments under current assets
Fund investments (Note (i))	3,647	3,665
Listed equity securities (Note (ii))	—	1,609
Wealth management products (Note (iii))	1,574	1,737
Available-for-sale debt investments (Note (iv))	2,550	—
	7,771	7,011

Other long-term investments under non-current assets
Available-for-sale debt investments (Note (iv))	—	3,000
Equity investments (Note 2(m))	12,114	2,970
	12,114	5,970

Schedule of estimated useful lives of property and equipment

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Schedule of estimated useful lives of finite lived intangible assets

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Schedule of revenue recognized from contracts with customers disaggregated by the four types of pricing models

	For the years ended December 31,
	2020	2021	2022
Recognized over time
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- SaaS products and services	28,545	57,756	62,207
	61,117	88,013	73,665

Recognized at point in time
- Specified actions	193,280	212,353	94,498
- SaaS products and services	348	7,336	917
	193,628	219,689	95,415
Total	254,745	307,702	169,080